Average Annual Total Returns		12 Months Ended	28 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Amplify Energy & Natural Resources Covered Call ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.57%	7.76%
Performance Inception Date	Aug. 23, 2022
Amplify Energy & Natural Resources Covered Call ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.84%	6.57%
Amplify Energy & Natural Resources Covered Call ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.98%	5.87%
EQM Natural Resources Dividend Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	EQM Natural Resources Dividend Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.39%	8.84%
MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		32.39%	15.68%
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI AC World Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.34%	16.84%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	17.98%